Share-Based Compensation (Tables)	12 Months Ended
Jul. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost Charged Against Income and Related Tax Benefits
The following table shows the total compensation cost charged against income for these plans and the related tax benefits recognized in the Consolidated Statements of Income:

	July 1, 2017(1)	July 2, 2016(1)	June 27, 2015(1)
	(millions)
Share-based compensation expense	$76.1	$95.3	$94.4
Income tax benefit related to share-based compensation expense	24.4	28.6	28.5

(1)
During the fiscal years ended July 1, 2017 and July 2, 2016, the Company incurred $2.5 million (and $0.8 million of income tax benefit) and $8.5 million (and $2.4 million of income tax benefit) of share-based compensation expense under the Company's Operational Efficiency Plan, respectively, primarily as a result of the accelerated vesting of certain awards. During the fiscal year ended June 27, 2015, the Company incurred $5.5 million (and $2.0 million of income tax benefit) of share-based compensation expense under the Company's Transformation Plan. See Note 3, "Restructuring Activities," for more information.

Summary of Stock Option Activity
A summary of stock option activity during the year ended July 1, 2017 is as follows:

	Number of Options Outstanding	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	(millions)			(millions)
Outstanding at July 2, 2016	15.1	$40.18
Granted	3.6	39.87
Exercised	(2.1)	41.69
Forfeited or expired	(1.6)	41.53
Outstanding at July 1, 2017	15.0	39.75	6.2	$118.6
Vested and expected to vest at July 1, 2017	14.7	42.39	6.1	113.9
Exercisable at July 1, 2017	8.5	44.55	4.7	116.8

Stock Option Grant Weighted Average Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model and the following weighted-average assumptions:

	July 1, 2017	July 2, 2016	June 27, 2015
Expected term (years)	4.4	4.2	3.6
Expected volatility	30.5%	32.2%	31.9%
Risk-free interest rate	1.1%	1.4%	1.1%
Dividend yield	3.4%	4.3%	3.7%

Employee Purchase Rights Weighted Average Assumptions
Compensation expense is calculated for the fair value of employees’ purchase rights using the Black-Scholes model and the following weighted-average assumptions:

	Fiscal Year Ended
	July 1, 2017	July 2, 2016	June 27, 2015
Expected term (years)	0.5	0.5	0.5
Expected volatility	24.7%	28.6%	26.4%
Risk-free interest rate	0.6%	0.3%	0.1%
Dividend yield	3.6%	4.1%	3.5%

Service Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Share Activity
A summary of service-based RSU activity during the year ended July 1, 2017 is as follows:

	Number of Non-vested RSUs	Weighted- Average Grant- Date Fair Value per RSU
	(millions)
Non-vested at July 2, 2016	3.7	$49.06
Granted	2.1	39.57
Vested	(1.8)	39.18
Forfeited	(0.5)	35.33
Non-vested at July 1, 2017	3.5	50.28

Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Share Activity
A summary of PRSU activity during the year ended July 1, 2017 is as follows:

	Number of Non-vested PRSUs	Weighted- Average Grant- Date Fair Value per PRSU
	(millions)
Non-vested at July 2, 2016	1.4	$38.67
Granted	0.3	39.61
Change due to performance condition achievement(1)	(0.1)	53.58
Vested(1)	—	39.72
Forfeited	(0.1)	40.16
Non-vested at July 1, 2017	1.5	37.78

(1) During fiscal 2017, there was less than 0.1 million shares of PRSU activity due to changes in performance conditions and shares vested, individually and in the aggregate.